Non-Controlling Interests (Tables)	9 Months Ended
Sep. 30, 2024
Noncontrolling Interest [Abstract]
Summary of Ownership of LLC Units	The ownership of the LLC Units is summarized as follows:

	September 30, 2024
	Units	Ownership %
OneStream, Inc.	160,346,442	68.7%
Continuing Members(1)	72,969,674	31.3%
Total	233,316,116	100.0%

(1) Excludes 1,165,556 LLC Units still subject to vesting conditions.